Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies
Leases
In 2018, the Company negotiated a
one-year
lease for its office (Lease). The effective date of the Lease was September 1, 2018. Under the terms of the Lease the rental rate was $14,132 per month. In June 2019, the Company amended the term of the Lease to extend the termination date to August 31, 2020. Under the terms of the Lease amendment, the rental rate was $14,980 per month. Upon the Lease amendment, the Company no longer met the short-term lease exemption and recorded an operating lease right-of-use
(ROU) asset and corresponding lease liability for $225,000.
In June 2020, the Company amended the Lease and another existing office lease to enter into a noncancelable operating lease to extend the lease term through August 2023 with a renewal option for an additional year (Amended Lease). The Amended Lease monthly base rent will increase approximately 4% annually from $20,019 to $21,444 over the life of the lease, including utilities and other operating costs. Upon the execution of the Amended Lease, the Company recorded an operating lease ROU asset and corresponding lease liability for $667,000.
In August 2020, the Company entered into an additional noncancelable operating lease agreement for certain office space with a lease term from August 2020 through August 2023 with a renewal option for an additional year (New Lease). The New Lease also includes a buyout option to terminate the lease prior to its expiration with at least one month’s prior written notice and a one-time
payment equal to four months rent. The New Lease monthly base rent will increase approximately 4% to 9% from $12,462 to $14,033 over the life of the lease, including utilities and other operating costs. In connection with the execution of the New Lease, the Company recorded an operating lease ROU asset and corresponding lease liability for $439,000.
Maturities of the Company’s operating lease liabilities as of December 31, 2020 are as follows:

Year Ending December 31,
2021	$396,956
2022	416,124
2023	283,816
2024	—
2025	—

Total lease payments	1,096,896
Less: imputed interest	(104,196)

Total operating lease liabilities	$992,700

Total lease expense for the twelve months ended December 31, 2020 and 2019 was $297,368 and $181,227, respectively. At December 31, 2020, the Company had remaining lease liabilities of approximately $992,700 of which $658,596 was recorded as noncurrent lease liability as of December 31, 2020, and operating lease ROU assets of $985,542. Total cash paid for amounts included in the measurement of operating lease liabilities was $342,898 and $180,432 for the twelve months ended December 31, 2020 and 2019, respectively. The weighted average discount rate for the operating leases recorded during the twelve months ended December 31, 2020 was 8.0% and the weighted average remaining lease term was 2.6 years as of December 31, 2020.